Management Fee, Selling Commission, Platform Fees And Profit Share (Schedule Of Selling Commissions And Platform Fees) (Details) - Millburn Multi-Markets Fund L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,667,559	$ 2,175,891
Platform Fees	22,544	20,336
Total Selling Commissions and Platform Fees	2,690,103	2,196,227
Series A [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,667,559	2,175,891
Total Selling Commissions and Platform Fees	2,667,559	2,175,891
Series B [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Platform Fees	22,544	20,336
Total Selling Commissions and Platform Fees	$ 22,544	$ 20,336